Prudential Investment Portfolios 5

Prudential Day One Income Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

Prudential Day One 2065 Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated December 6, 2023 to each Fund's

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and Statement of Additional Information (SAI) and retain it for future reference.

Effective immediately, Mr. David Blanchett will replace Mr. Lorne Johnson as a portfolio manager for the Funds.

To reflect these changes, each Fund's Summary Prospectus, Prospectus and SAI are revised, as follows:

1.	All references and information pertaining to Mr. Johnson are hereby removed.
2.	The tables in the section of each Fund's Summary Prospectus and Prospectus entitled "Management of the
Fund" are hereby revised by adding the following information with respect to Mr. Blanchett:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date

PGIM Investments	PGIM Quantitative	David Blanchett	Managing Director	December 2023
LLC	Solutions LLC		and Portfolio Manager

3.	The section of the Prospectus entitled "How the Funds are Managed – Portfolio Managers" is hereby revised by adding the following professional biography for Mr. Blanchett:

David Blanchett, PhD, CFA, CFP®, is a Managing Director, Portfolio Manager and Head of Retirement Research for PGIM DC Solutions. In this role, he develops research and innovative solutions to help improve retirement outcomes for investors. He is also responsible for portfolio management of the PGIM Target Date Funds. Prior to joining PGIM DC Solutions, David was the Head of Retirement Research for Morningstar Investment Management LLC. He is currently an adjunct professor of wealth management at The American College of Financial Services and was formerly a member of the executive committee for the Defined Contribution Institutional Investment Association (DCIIA) and the ERISA Advisory Council (2018-2020). David earned a BS in finance and economics from the University of Kentucky, an MS in financial services from The American College of Financial Services, an MBA from The University of Chicago Booth School of Business, and a PhD in personal financial planning from Texas Tech University.

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4.In Part I of the SAI, the table entitled "The Funds' Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Blanchett:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*
		Manager	Investment	Investment
			Companies*	Vehicles*

Income FundPGIM		David Blanchett	11/$147,008,898	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2015 Fund	PGIM	David Blanchett	11/$156,170,060	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2020 Fund	PGIM	David Blanchett	11/$137,164,132	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2025 Fund	PGIM	David Blanchett	11/$128,518,745	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2030 Fund	PGIM	David Blanchett	11/$129,923,071	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2035 Fund	PGIM	David Blanchett	11/$143,804,382	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2040 Fund	PGIM	David Blanchett	11/$148,631,525	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2045 Fund	PGIM	David Blanchett	11/$154,803,356	12/$336,273,760	0/$0
Quantitative
Solutions LLC

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Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*
		Manager	Investment	Investment
			Companies*	Vehicles*

2050 Fund	PGIM	David Blanchett	11/$158,452,211	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2055 Fund	PGIM	David Blanchett	11/$161,229,123	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2060 Fund	PGIM	David Blanchett	11/$161,613,361	12/$336,273,760	0/$0
Quantitative
Solutions LLC

2065 Fund	PGIM	David Blanchett	11/$162,633,900	12/$336,273,760	0/$0
Quantitative
Solutions LLC

*Information is as of September 30, 2023

5.In Part I of the SAI, the table entitled "The Funds' Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Blanchett:

                                                                                                                                                                                                                  Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar Strategies*
PGIM Quantitative	David Blanchett	None**
Solutions LLC
**Information is as of	September 30, 2023

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